Right of use assets included in the consolidated balance sheet are as follows: (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Right of use assets - operating leases, net of amortization	$ 1,276,733		$ 589,288	$ 687,568
Right of use assets - finance leases, net of depreciation – included in property, plant and equipment	8,092		15,520	27,119
Amortization of financial lease assets	5,726	$ 8,071	10,102	12,870
Interest expense on lease liabilities	348	642	804	1,170
Operating lease cost	257,582	201,308	244,639	265,081
Total lease cost	263,656	210,021	255,545	279,121
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	(348)	(642)	(804)	(1,170)
Operating cash flows from operating leases	(257,582)	(201,308)	(244,639)	(265,081)
Financing cash flows from finance leases	$ (5,926)	$ (8,108)	(10,172)	(12,666)
Right-of-use assets obtained in exchange for new finance leases				470
Right-of-use assets disposed of under operating leases prior to lease maturity			$ (224,793)	$ (21,588)
Finance Lease, Weighted Average Remaining Lease Term	1 year 2 months 26 days	2 years 5 months 4 days	1 year 11 months 4 days	2 years 8 months 26 days
Operating Lease, Weighted Average Remaining Lease Term	4 years 7 months 20 days	1 year 11 months 12 days	2 years 7 months 6 days	2 years 9 months 29 days
Finance Lease, Weighted Average Discount Rate, Percent	3.73%	3.73%	3.73%	3.65%
Operating Lease, Weighted Average Discount Rate, Percent	2.83%	3.23%	2.73%	3.59%